UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Short Duration Bond Portfolio

Semi-Annual Report

June 30, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Summary of Investments by Moody’s Rating as of June 30, 2011

Moody’s Rating	% of Portfolio Investments
AAA	32.23%
AA	9.47%
A	22.62%
BAA	27.08%
BA	2.17%
B	0.52%
P-1	1.82%
Withdrawn Rating	0.75%
Not Rated	3.34%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/11)	(06/30/11)	(01/01/11 - 06/30/11)

Actual	$1,000.00	$1,021.80	$3.03

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.79	$3.04

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC. Financial Reports for the Period Ended June 30, 2011 Maxim Short Duration Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

JUNE 30, 2011

UNAUDITED

BONDS

Par Value ($)		Value ($)

Aerospace & Defense — 0.77%
250,000	Boeing Co	274,942
	5.00% March 15, 2014
250,000	ITT Corp	272,722
	4.90% May 1, 2014
		$547,664

Agency - Pass Through — 4.94%
263,508	Fannie Mae	281,625
	5.00% September 1, 2033
444,515	Fannie Mae	483,357
	5.50% November 1, 2035
162,768	Fannie Mae	191,637
	8.00% October 1, 2030
639,565	Fannie Mae	679,574
	4.50% May 1, 2024
501,675	Freddie Mac	552,979
	6.00% August 1, 2037
376,150	Freddie Mac	406,798
	5.50% July 1, 2023
583,564	Freddie Mac	619,340
	4.50% May 1, 2024
244,748	Freddie Mac	276,248
	6.50% July 1, 2036
		$3,491,558

Agency Asset Backed — 0.50%
41,840	Fannie Mae *	41,481
	Series 2004-T9 Class A1
	0.37% April 25, 2035
301,749	Fannie Mae	314,996
	Series 2003-T4 Class 2A6
	4.76% July 26, 2033
		$356,477

Agency Mortgage Backed — 4.99%
309,192	Fannie Mae *	309,192
	Series 2004-90 Class F
	0.44% November 25, 2034
105,466	Freddie Mac *	105,359
	Series 3032 Class FP
	0.49% August 15, 2035
113,911	Freddie Mac	115,064
	Series R001 Class AE
	4.38% April 15, 2015

597,826	Freddie Mac *	596,608
	Series 2637 Class FA
	0.59% June 15, 2018
471,594	NCUA Guaranteed Notes	470,641
	Series 2010-C1 Class A1
	1.60% October 29, 2020
443,565	NCUA Guaranteed Notes	448,484
	Series 2010-R1 Class 2A
	1.84% October 7, 2020
1,280,489	US Department of Veterans Affairs	1,485,767
	Series 1996-3 Class 1Z
	6.75% September 15, 2026
		$3,531,115

Agriculture — 0.99%
415,000	Bunge Ltd Finance Corp	447,414
	5.35% April 15, 2014
250,000	Corn Products International Inc	254,975
	3.20% November 1, 2015
		$702,389

Air Freight — 0.74%
473,279	Federal Express Corp 1998 Pass Through Trust	525,340
	6.85% January 15, 2019
		$525,340

Airlines — 0.82%
507,568	UAL	579,897
	9.75% January 15, 2017
		$579,897

Automobiles — 1.77%
500,000	Daimler Finance North America LLC †	504,124
	1.95% March 28, 2014
250,000	Kia Motors Corp †	247,299
	3.63% June 14, 2016
500,000	Volkswagen International Finance NV †	503,126
	1.88% April 1, 2014
		$1,254,549

Banks — 2.91%
500,000	Key Bank NA	526,055
	5.50% September 17, 2012
1,000,000	UBS AG	1,017,211
	2.25% August 12, 2013
250,000	US Bancorp	255,581
	2.13% February 15, 2013
250,000	Wells Fargo & Co	261,350
	3.63% April 15, 2015
		$2,060,197

Biotechnology — 1.46%
250,000	Genzyme Corp	264,658
	3.63% June 15, 2015
750,000	Thermo Fisher Scientific Inc	764,659
	2.05% February 21, 2014
		$1,029,317

Broadcast/Media — 1.92%
250,000	Comcast Cable Communications Holdings Inc	280,010
	8.38% March 15, 2013
250,000	Comcast Corp	283,519
	5.85% November 15, 2015
250,000	DIRECTV Holdings LLC	253,626
	3.13% February 15, 2016
500,000	Viacom Inc	537,010
	4.38% September 15, 2014
		$1,354,165

Chemicals — 1.48%
250,000	Chevron Phillips Chemical Co LLC †	282,117
	7.00% June 15, 2014
250,000	Dow Chemical Co	248,197
	2.50% February 15, 2016
250,000	Potash Corp of Saskatchewan Inc	274,810
	5.25% May 15, 2014
250,000	PPG Industries Inc	243,430
	1.90% January 15, 2016
		$1,048,554

Commercial Mortgage Backed — 12.92%
765,000	Bear Stearns Commercial Mortgage Securities Inc	799,141
	Series 2003-T10 Class A2
	4.74% March 13, 2040
42,073	Bear Stearns Commercial Mortgage Securities Inc *	44,027
	Series 2005-T20 Class AAB
	5.28% October 12, 2042
749,045	Bear Stearns Commercial Mortgage Securities Inc	749,928
	Series 2004-PWR5 Class A3
	4.57% July 11, 2042
100,000	Bear Stearns Commercial Mortgage Securities Inc *	108,887
	Series 2004-PWR4 Class A3
	5.47% June 11, 2041
225,000	Bear Stearns Commercial Mortgage Securities Inc *	231,249
	Series 2002-PBW1 Class A2
	4.72% November 11, 2035
150,000	GE Capital Commercial Mortgage Corp	157,446
	Series 2004-C1 Class A3
	4.60% November 10, 2038
30,815	GMAC Commercial Mortgage Securities Inc	31,599
	Series 2003-C3 Class A3
	4.65% April 10, 2040
500,000	Greenwich Capital Commercial Funding Corp	530,520
	Series 2003-C Class A4
	4.92% January 5, 2036
300,000	JP Morgan Chase Commercial Mortgage Securities Corp	308,597
	Series 2004-CBX Class A5
	4.65% January 12, 2037
244,000	JP Morgan Chase Commercial Mortgage Securities Corp	244,988
	Series 2004-CBX Class A4
	4.53% January 12, 2037
500,000	JP Morgan Chase Commercial Mortgage Securities Corp †	500,254
	Series 2011-C4 Class A2
	3.34% July 15, 2046

250,000	JP Morgan Chase Commercial Mortgage Securities Corp	266,961
	Series 2005-LDP2 Class A4
	4.74% July 15, 2042
273,922	JP Morgan Chase Commercial Mortgage Securities Corp †	283,748
	Series 2004-CB8 Class A1A
	4.16% January 12, 2039
126,792	JP Morgan Chase Commercial Mortgage Securities Corp	128,211
	Series 2004-CB8 Class A3
	4.01% January 12, 2039
590,000	JP Morgan Chase Commercial Mortgage Securities Corp	614,459
	Series 2002-C3 Class A2
	4.99% July 12, 2035
500,000	JP Morgan Chase Commercial Mortgage Securities Corp *	536,868
	Series 2004-C2 Class A3
	5.39% May 15, 2041
500,000	Morgan Stanley Capital I *	541,205
	Series 2004-IQ7 Class A4
	5.55% June 15, 2038
325,000	Morgan Stanley Dean Witter Capital I	344,418
	Series 2003-T11 Class A4
	5.15% June 13, 2041
417,247	Morgan Stanley Capital I *	435,903
	Series 2005-IQ10 Class AAB
	5.18% September 15, 2042
500,000	Morgan Stanley Capital I *	542,922
	Series 2006-T21 Class A4
	5.16% October 12, 2052
248,243	Morgan Stanley Dean Witter Capital I	257,665
	Series 2003-TOP9 Class A2
	4.74% November 13, 2036
71,030	Morgan Stanley Dean Witter Capital I	70,989
	Series 2001-TOP3 Class A4
	6.39% July 15, 2033
500,000	Morgan Stanley Dean Witter Capital I	524,471
	Series 2003-HQ2 Class A2
	4.92% March 12, 2035
500,000	Wachovia Bank Commercial Mortgage Trust *	528,238
	Series 2003-C6 Class
	5.13% August 15, 2035
114,984	Wachovia Bank Commercial Mortgage Trust *	114,924
	Series 2003-C6 Class A3
	4.96% August 15, 2035
240,727	Wells Fargo Commercial Mortgage Trust †	241,575
	Series 2010-C1 Class A1
	3.35% November 15, 2043
		$9,139,193

Computer Hardware & Systems — 0.76%
250,000	Dell Inc	254,394
	2.10% April 1, 2014
250,000	Hewlett-Packard Co	280,441
	6.13% March 1, 2014
		$534,835

Computer Software & Services — 1.43%
500,000	Computer Sciences Corp	525,614
	5.00% February 15, 2013

500,000	eBay Inc	488,565
	1.63% October 15, 2015
		$1,014,179

Conglomerates — 0.81%
540,000	Koninklijke Philips Electronics NV	569,789
	4.63% March 11, 2013
		$569,789

Cosmetics & Personal Care — 0.39%
250,000	Avon Products Inc	273,701
	5.63% March 1, 2014
		$273,701

Distributors — 0.79%
486,252	GATX Corp 2008-2 Pass Through Trust	557,695
	9.00% November 15, 2013
		$557,695

Electric Companies — 2.28%
250,000	Commonwealth Edison Co	251,763
	1.63% January 15, 2014
500,000	Duke Energy Carolinas LLC	554,653
	5.75% November 15, 2013
250,000	PECO Energy Co	275,946
	5.00% October 1, 2014
250,000	Westar Energy Inc	276,241
	6.00% July 1, 2014
225,000	Wisconsin Electric Power Co	253,719
	6.00% April 1, 2014
		$1,612,322

Electronic Instruments & Equipment — 0.36%
250,000	Agilent Technologies Inc	254,546
	2.50% July 15, 2013
		$254,546

Electronics - Semiconductor — 0.86%
550,000	Analog Devices Inc	605,788
	5.00% July 1, 2014
		$605,788

Financial Services — 4.45%
250,000	Bank of America Corp	252,034
	3.70% September 1, 2015
250,000	Bank of America Corp	261,375
	4.50% April 1, 2015
250,000	Bank of New York Mellon Corp	271,376
	5.13% August 27, 2013
250,000	Citigroup Inc	276,431
	6.38% August 12, 2014
250,000	Citigroup Inc	267,959
	5.13% May 5, 2014
250,000	CME Group Inc	277,686
	5.75% February 15, 2014
250,000	Credit Suisse	253,259
	2.20% January 14, 2014

500,000	General Electric Capital Corp	507,095
	2.10% January 7, 2014
250,000	John Deere Capital Corp	252,804
	1.60% March 3, 2014
250,000	JPMorgan Chase Bank NA	276,732
	5.88% June 13, 2016
250,000	NASDAQ OMX Group Inc	252,893
	4.00% January 15, 2015
		$3,149,644

Food & Beverages — 3.81%
250,000	Anheuser-Busch InBev Worldwide Inc	264,493
	3.63% April 15, 2015
250,000	Bottling Group LLC	286,591
	6.95% March 15, 2014
500,000	Coca-Cola HBC Finance BV	535,838
	5.13% September 17, 2013
500,000	Dr Pepper Snapple Group Inc	543,225
	6.12% May 1, 2013
500,000	Kraft Foods Inc	566,340
	6.75% February 19, 2014
250,000	Wal-Mart Stores Inc	246,732
	1.50% October 25, 2015
250,000	Woolworths Ltd †	252,019
	2.55% September 22, 2015
		$2,695,238

Foreign Banks — 3.29%
250,000	Bank of Nova Scotia	262,645
	3.40% January 22, 2015
250,000	Bank of Nova Scotia	255,922
	2.25% January 22, 2013
500,000	Barclays Bank PLC	540,887
	5.20% July 10, 2014
500,000	Canadian Imperial Bank of Commerce †	512,337
	2.60% July 2, 2015
250,000	Rabobank Nederland	247,653
	2.13% October 13, 2015
250,000	Royal Bank of Canada	253,972
	2.63% December 15, 2015
250,000	Toronto-Dominion Bank †	253,325
	2.20% July 29, 2015
		$2,326,741

Gold, Metals & Mining — 2.21%
500,000	ArcelorMittal	532,358
	5.38% June 1, 2013
500,000	Barrick Gold Corp †	500,965
	1.75% May 30, 2014
500,000	Rio Tinto Alcan Inc	530,767
	4.50% May 15, 2013
		$1,564,090

Health Care Related — 0.95%
250,000	Express Scripts Inc	260,094
	5.25% June 15, 2012
250,000	Laboratory Corp of America Holdings	253,458
	3.13% May 15, 2016

146,000	Roche Holdings Inc †	159,831
	5.00% March 1, 2014
		$673,383

Insurance Related — 1.84%
250,000	Berkshire Hathaway Inc	260,563
	3.20% February 11, 2015
500,000	Metropolitan Life Global Funding I †	502,713
	2.00% January 10, 2014
250,000	Principal Life Income Funding Trust	265,150
	5.30% December 14, 2012
250,000	Prudential Financial Inc	268,969
	4.75% September 17, 2015
		$1,297,395

Investment Bank/Brokerage Firm — 2.77%
350,000	Charles Schwab Corp	383,749
	4.95% June 1, 2014
250,000	Goldman Sachs Group Inc	257,301
	3.63% August 1, 2012
250,000	Goldman Sachs Group Inc	268,275
	5.13% January 15, 2015
500,000	Morgan Stanley	544,560
	6.00% May 13, 2014
250,000	Nomura Holdings Inc	263,588
	5.00% March 4, 2015
215,000	Xstrata Finance Canada Ltd †	240,777
	5.80% November 15, 2016
		$1,958,250

Leisure & Entertainment — 0.39%
250,000	Hasbro Inc	276,112
	6.13% May 15, 2014
		$276,112

Medical Products — 1.57%
250,000	Beckman Coulter Inc	284,093
	6.00% June 1, 2015
250,000	CareFusion Corp	273,778
	5.13% August 1, 2014
500,000	Hospira Inc	555,324
	5.90% June 15, 2014
		$1,113,195

Miscellaneous — 0.35%
250,000	Dun & Bradstreet Corp	250,067
	2.88% November 15, 2015
		$250,067

Office Equipment & Supplies — 0.76%
500,000	Xerox Corp	538,308
	5.65% May 15, 2013
		$538,308

Oil & Gas — 4.59%
250,000	BP Capital Markets PLC	256,674
	3.13% October 1, 2015

250,000	ConocoPhillips	272,786
	4.75% February 1, 2014
250,000	EOG Resources Inc	250,030
	2.50% February 1, 2016
250,000	Gulfstream Natural Gas System LLC †	295,113
	6.95% June 1, 2016
500,000	Hess Corp	567,865
	7.00% February 15, 2014
250,000	Husky Energy Inc	278,247
	5.90% June 15, 2014
452,328	Kern River Funding Corp †	496,982
	4.89% April 30, 2018
250,000	Sunoco Logistics Partners Operations LP	283,904
	8.75% February 15, 2014
500,000	Transocean Inc	540,876
	4.95% November 15, 2015
		$3,242,477

Other Asset-Backed — 13.71%
1,000,000	ACE Securities Corp †	663,071
	Series 2007-D1 Class A2
	6.34% February 25, 2038
500,000	AESOP Funding II LLC †	505,405
	Series 2010-5A Class A
	3.15% March 20, 2017
260,000	AESOP Funding II LLC †	279,721
	Series 2010-3A Class A
	4.64% May 20, 2016
1,000,000	AESOP Funding II LLC †	1,036,483
	Series 2010-2A Class A
	3.63% August 20, 2014
500,000	AESOP Funding II LLC †	504,659
	Series 2011-3 Class A
	3.41% November 20, 2017
453,943	Centex Home Equity *	457,070
	Series 2004-A Class AF6
	4.27% January 25, 2034
100,000	Citibank Credit Card Issuance Trust	108,950
	Series 2003-A7 Class A7
	4.15% July 7, 2017
500,000	Citibank Omni Master Trust †	541,052
	Series 2009-A17 Class A17
	4.90% November 15, 2018
500,000	CNH Equipment Trust	513,271
	Series 2009-C Class A4
	3.00% August 15, 2015
205,424	Equity One ABS Inc	204,795
	Series 2004-1 Class AF6
	4.21% April 25, 2034
1,043,698	GMAC Mortgage Corp Loan Trust ~	684,601
	Series 2007-HE2 Class A3
	6.19% December 25, 2037
500,000	Hertz Vehicle Financing LLC †	522,470
	Series 2009-2A Class A1
	4.26% March 25, 2014
480,000	Hertz Vehicle Financing LLC †	526,361
	Series 2009-2A Class A2
	5.29% March 25, 2016

250,000	Honda Auto Receivables Owner Trust	257,957
	Series 2009-3 Class A4
	3.30% September 15, 2015
53,014	Household Home Equity Loan Trust	53,234
	Series 2006-3 Class A2F
	5.66% March 20, 2036
250,000	Household Home Equity Loan Trust	253,519
	Series 2006-4 Class A3F
	5.30% March 20, 2036
500,000	John Deere Owner Trust	506,797
	Series 2011-A Class A4
	1.96% April 16, 2018
250,000	John Deere Owner Trust	257,026
	Series 2009-A Class A
	3.96% May 15, 2016
4,080	John Deere Owner Trust	4,105
	Series 2009-A Class A3
	2.59% October 15, 2013
376,613	Residential Funding Mortgage Securities II Inc *	366,851
	Series 2007-HSA3 Class AI3
	6.03% May 25, 2037
229,252	Residential Funding Mortgage Securities II Inc	215,558
	Series 2006-HI2 Class A3
	5.79% February 25, 2036
730,000	Residential Funding Mortgage Securities II Inc	627,800
	Series 2006-HI5 Class A3
	5.50% August 25, 2025
81,259	USAA Auto Owner Trust	82,252
	Series 2008-1 Class A4
	4.50% October 15, 2013
262,607	Wells Fargo Home Equity Trust *	264,855
	Series 2004-2 Class AI5
	4.89% May 25, 2034
250,000	World Omni Auto Receivables Trust	255,110
	Series 2010-A Class A4
	2.21% September 15, 2013
		$9,692,973

Personal Loans — 2.96%
250,000	American Express Co	285,922
	7.25% May 20, 2014
250,000	American Express Credit Corp	278,247
	7.30% August 20, 2013
170,000	American Express Credit Corp	186,432
	5.30% December 2, 2015
500,000	American Honda Finance Corp †	557,011
	6.70% October 1, 2013
500,000	HSBC Finance Corp	526,614
	7.00% May 15, 2012
250,000	Toyota Motor Credit Corp	259,828
	3.20% June 17, 2015
		$2,094,054

Pharmaceuticals — 0.36%
250,000	Teva Pharmaceutical Finance III BV	251,386
	1.70% March 21, 2014
		$251,386

Pollution Control — 0.40%
250,000	Waste Management Inc	286,059
	6.38% March 11, 2015
		$286,059

Printing & Publishing — 1.18%
490,000	Reed Elsevier Capital Inc	561,781
	7.75% January 15, 2014
250,000	Thomson Reuters Corp	273,448
	5.95% July 15, 2013
		$835,229

Railroads — 1.16%
250,000	Burlington Northern Santa Fe LLC	284,595
	7.00% February 1, 2014
500,000	TTX Co †	535,258
	4.90% March 1, 2015
		$819,853

Real Estate — 1.87%
500,000	Camden Property Trust	544,927
	5.38% December 15, 2013
250,000	Duke Realty LP	269,798
	5.40% August 15, 2014
217,000	Liberty Property LP	228,099
	6.38% August 15, 2012
250,000	Simon Property Group LP	275,990
	5.10% June 15, 2015
		$1,318,814

Retail — 1.15%
232,622	CVS Caremark Corp †	240,473
	7.77% January 10, 2012
500,000	Kroger Co	571,509
	7.50% January 15, 2014
		$811,982

Specialized Services — 1.92%
250,000	Anglo American Capital PLC †	298,879
	9.38% April 8, 2014
255,000	Equifax Inc	273,274
	4.45% December 1, 2014
250,000	Fiserv Inc	253,037
	3.13% October 1, 2015
250,000	HP Enterprise Services LLC	274,470
	6.00% August 1, 2013
250,000	Pearson Funding Two PLC †	259,312
	4.00% May 17, 2016
		$1,358,972

Telephone & Telecommunications — 1.11%
250,000	Cellco Partnership	275,557
	5.55% February 1, 2014
500,000	Verizon Communications Inc	508,139
	1.95% March 28, 2014
		$783,696

Transportation — 0.80%
250,000	Ryder System Inc	292,744
	7.20% September 1, 2015
250,000	Ryder System Inc	273,448
	5.85% March 1, 2014
		$566,192

Whole Loan — 0.13%
93,418	Countrywide Home Loans *	89,050
	Series 2003-15 Class 1A1
	0.69% June 25, 2018
		$89,050

TOTAL BONDS — 97.62% (Cost $67,535,723)		$69,036,430

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

Repurchase Agreement

1,280,000	Undivided interest of 5.53% in a repurchase agreement (Principal Amount/Value $23,145,000 with a maturity value of $23,145,006) with Credit Suisse, 0.01%, dated 6/30/11, to be repurchased at $1,280,000 on 7/1/11, collateralized by U.S. Treasury, 0.63%, 6/30/12, with a value of $23,611,962.	1,280,000

TOTAL SHORT-TERM INVESTMENTS — 1.81% (Cost $1,280,000)		$1,280,000

TOTAL INVESTMENTS — 99.43% (Cost $68,815,723)		$70,316,430

OTHER ASSETS & LIABILITIES — 0.57%		$403,560

TOTAL NET ASSETS — 100%		$70,719,990

Legend

*	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2011.
†	Restricted security; at June 30, 2011, the aggregate cost and market value of restricted securities was $12,249,469 and $12,246,460, respectively, representing 17.32% of net assets.
~	Illiquid security; at June 30, 2011, the aggregate cost and market value of illiquid securities was $1,041,353 and $684,601, respectively, representing 0.97% of net assets.

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes to financial statements.

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of June 30, 2011 (Unaudited)

Maxim Short Duration Bond Portfolio

ASSETS:
Investments in securities, market value(a)	$70,316,430
Interest receivable	598,295
Subscriptions receivable	208,389
Receivable for investments sold	152,732

Total Assets	71,275,846

LIABILITIES:
Payable to investment adviser	34,900
Redemptions payable	2,693
Payable to custodian	518,263

Total Liabilities	555,856

NET ASSETS	$70,719,990

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$680,842
Paid-in capital in excess of par	68,114,661
Net unrealized appreciation on investments	1,500,707
Undistributed net investment income	168,462
Accumulated net realized gain on investments	255,318

TOTAL NET ASSETS	$70,719,990

CAPITAL STOCK:
Authorized	85,000,000
Issued and Outstanding	6,808,416

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$10.39

(a) Cost of investments in securities	$68,815,723

See notes to financial statements.
Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the period ended June 30, 2011 (Unaudited)
Maxim Short Duration Bond Portfolio

INVESTMENT INCOME:
Interest	$1,201,028
Income from securities lending	45

Total Income	1,201,073

EXPENSES:
Management fees	192,140

Total Expenses	192,140

NET INVESTMENT INCOME	1,008,933

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	101,957
Change in net unrealized appreciation on investments	277,765

Net Realized and Unrealized Gain on Investments	379,722

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,388,655

See notes to financial statements.
Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010
	2011 (Unaudited)	2010
Maxim Short Duration Bond Portfolio

OPERATIONS:
Net investment income	$1,008,933	$1,965,284
Net realized gain on investments	101,957	205,187
Change in net unrealized appreciation on investments	277,765	1,135,833

Net Increase in Net Assets Resulting from Operations	1,388,655	3,306,304

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(840,471)	(1,852,778)
From net realized gains	–	(406,467)

Total Distributions	(840,471)	(2,259,245)

CAPITAL SHARE TRANSACTIONS:
Shares sold	24,244,907	47,807,766
Shares issued in reinvestment of distributions	840,471	2,259,245
Shares redeemed	(13,433,173)	(41,768,626)

Net Increase in Net Assets Resulting from Capital Share Transactions	11,652,205	8,298,385

Total Increase in Net Assets	12,200,389	9,345,444

NET ASSETS:
Beginning of period	58,519,601	49,174,157

End of period (a)	$70,719,990	$58,519,601

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	2,342,490	4,620,196
Shares issued in reinvestment of distributions	81,131	219,290
Shares redeemed	(1,296,263)	(4,053,845)

Net Increase	1,127,358	785,641

(a) Including undistributed net investment income:	$168,462	$0

See notes to financial statements.
Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period indicated.

			Year ended December 31,
	Period Ended June 30, 2011 (Unaudited)		2010	2009	2008	2007	2006
Maxim Short Duration Bond Portfolio

NET ASSET VALUE, BEGINNING OF PERIOD	$10.30		$10.04	$9.52	$9.91	$9.89	$9.74

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.15		0.38	0.42	0.42	0.44	0.40
Net realized and unrealized gain (loss)	0.07		0.34	0.52	(0.39)	0.02	0.15

Total Income From Investment Operations	0.22		0.72	0.94	0.03	0.46	0.55

LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.38)	(0.42)	(0.42)	(0.44)	(0.40)
From net realized gains	–		(0.08)	–	–	–	–

Total Distributions	(0.13)		(0.46)	(0.42)	(0.42)	(0.44)	(0.40)

NET ASSET VALUE, END OF PERIOD	$10.39		$10.30	$10.04	$9.52	$9.91	$9.89

TOTAL RETURN(a)	2.18%	(b)	7.20%	10.02%	0.33%	4.74%	5.78%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$70,720		$58,520	$49,174	$35,558	$35,598	$31,809
Ratio of expenses to average net assets	0.60%	(c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	3.15%	(c)	3.91%	4.55%	4.13%	4.62%	4.23%
Portfolio turnover rate	28%	(b)	53%	56%	49%	38%	78%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Annualized

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Maxim Short Duration Bond Portfolio

Notes to Financial Statements

As of June 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-two portfolios. Interests in the Maxim Short Duration Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek maximum total return that is consistent with preservation of capital and liquidity. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The Board of Directors has approved a new share class for the Portfolios, Class L, which became effective with the SEC on July 19, 2011. This class of the Portfolio is not yet capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs
Fixed Income:
Corporate Bonds and Notes; Government and Government Agency Bonds and Notes (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Commercial Mortgage Backed; Residential Mortgage Backed; Asset Backed Obligations

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Short Term Investments:	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2011, 100% of the Portfolio’s investments are valued using Level 2 inputs. During the period the Portfolio did hold securities valued with level 3 inputs. A breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolio until May 13, 2011 when the service moved to an unaffiliated vendor.

The total compensation paid to the independent directors with respect to all sixty-two portfolios for which they serve as Directors was $205,500 for the period ended June 30, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 30, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $27,157,002 and $7,429,395, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $5,440,481 and $9,527,338, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2011, the U.S. Federal income tax cost basis was $68,638,717. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,424,863 and gross depreciation of securities in which there was an excess of tax cost over value of $747,150 resulting in net appreciation of $1,677,713.

5. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio had no securities on loan as of June 30, 2011.

6. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of Maxim Series Fund, Inc. (the “Fund”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 21, 2011 (the “Meeting”), approved the continuation of (i) with respect to each of the Fund’s Portfolios, the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) with respect to the Portfolios that are also sub-advised, as indicated below, the investment sub-advisory agreements (the “Sub-Advisory Agreements”) between the Fund, MCM and the following Sub-Advisers:

Sub-Adviser	Portfolio(s)

Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio

Federated Investment Management Company	Maxim Federated Bond Portfolio

Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio

Invesco Advisers, Inc.	Maxim Invesco ADR Portfolio Maxim Small-Cap Value Portfolio

Franklin Advisers, Inc.	Maxim Templeton Global Bond Portfolio

Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio

Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio

Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio Maxim MFS International Value Portfolio

Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500® Index Portfolio Maxim International Index Portfolio Maxim S&P MidCap 400® Index Portfolio

Putnam Investment Management, LLC	Maxim Putnam High Yield Bond Portfolio

Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio

T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval with respect to Sub-Advisers that are not affiliates of MCM. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 23, 2011, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Fund’s “Index Portfolios” (comprised of the Maxim Bond Index Portfolio, Maxim Index 600 Portfolio, Maxim Stock Index Portfolio, Maxim S&P 500® Index Portfolio, Maxim International Index Portfolio, and Maxim S&P MidCap 400® Index Portfolio), this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2010, calendar year returns for the five-year period ended December 31, 2010, and risk-adjusted performance measures. In addition, except for the Index Portfolios and the Fund’s “Asset Allocation Portfolios” (comprised of the Maxim Profile Portfolios, Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio), for which Morningstar performance information is not provided, this information also included the Portfolios’ Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio’s “peer” group of funds, as determined by MCM based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Asset Allocation Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter’s performance is, in turn, based on a composite of the Portfolio’s 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio’s long-term rolling analysis. In this regard, the Board noted that the Maxim MFS International Value Portfolio, Maxim Putnam High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance. It was noted that the Portfolios’ underperformance largely stemmed from previous Sub-Advisers, and that each current Sub-Adviser’s similarly managed retail fund met the Portfolio quantitative benchmark for long-term performance.

With regard to the Maxim MFS International Value Portfolio, the Board noted that MFS replaced the Portfolio’s previous Sub-Adviser in September 2009, and concluded that, in light of the Portfolio’s competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio. Similarly, with respect to the Maxim Putnam High Yield Bond Portfolio, the Board noted that Putnam had replaced the Portfolio’s previous Sub-Adviser in August 2009. While noting that the Portfolio underperformed its benchmark in 2010 by a relatively small amount, the Board concluded that it was generally satisfied with the management of the Portfolio. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio’s performance, changes in the management of the Sub-Adviser, and the short-term and long-term performance of the Portfolio. The Board also took into consideration its discussion with management regarding monitoring the Portfolio’s performance, and concluded that the Portfolio’s performance was being addressed. As to the remaining Portfolios (other than the Index Portfolios and Asset Allocation Portfolios), the Board determined that it was satisfied with investment performance.

The Board reviewed, to the extent available, the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track, and concluded that it was satisfied with the investment performance of the Index Portfolios. With regard to the Maxim International Index Portfolio and Maxim S&P MidCap 400® Index Portfolio, the Board noted that no performance information was provided for their consideration as these Portfolios had commenced operations in January 2011.

The Board also reviewed, to the extent available, the performance of each Asset Allocation Portfolio as compared against the performance of similarly managed funds. Based on the information provided, the Board concluded that it was satisfied with the investment performance of the Maxim Profile Portfolios. With respect to the Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio, the Board noted the Portfolios’ short track record, and that it was generally satisfied with the management of these Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and, to the extent available, the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio’s Morningstar category, to the extent applicable. With the exception of the Index Portfolios and Asset Allocation Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although many of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index Portfolios and Asset Allocation Portfolios) were generally comparable to the annual expense ratios of similar funds, although some Portfolios had expense ratios that were at the higher end in comparison to the similar funds, including the Maxim Small-Cap Value Portfolio, Maxim MidCap Value Portfolio, and Maxim Templeton Global Bond Portfolio. The Board further noted that the Portfolios’ expense ratios were near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Templeton Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar fund category. Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the higher costs and greater administrative and regulatory complexities and risk associated with managing those Maxim accounts, as presented by MCM.

With respect to the Index Portfolios and Profile Portfolios, the Board noted that the Portfolios’ total expense ratios were within the range of those of similar funds, even though some Portfolios had expense ratios that were at the higher end of the range, including the Maxim Stock Index Portfolio, Maxim Bond Index Portfolio and Maxim S&P 500® Index Portfolio. With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were generally the result of arms-length negotiations given that, with the exception of Putnam, none of the Sub-Advisers is an affiliate of MCM.

As for the Lifetime Portfolios, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Lifetime Portfolios were higher than the expense ratios of similar funds. With regard to the Maxim SecureFoundationSM Lifetime Portfolios and Maxim SecureFoundationSM Balanced Portfolio, the Board noted that no comparative fund expense or fee information was provided due to the lack of comparable funds in the industry.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent available, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if available, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio’s brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser. The Board took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Portfolios may invest in certain fixed interest contracts issued and guaranteed by MCM’s parent company, Great-West Life & Annuity Insurance Company (“GWL&A”), and the benefits derived or to be derived by GWL&A from such investments. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolios’ management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.  CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.      EXHIBITS.

(a)            (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 24, 2011